Segment Reporting - Schedule of Segment Reporting (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Property, plant and equipment	$ 24,682						$ 25,830	$ 61,538
Capital expenditures	(1,474)						(7,668)
Mineral rights	20,448						20,511
Total assets	69,132						73,279
Total liabilities	21,802						22,837
Revenues	9,781	$ 9,667	$ 891	$ 5,561	$ 7,506	$ 17,173
Cost of sales	(7,943)			(6,748)
Exploration	(1,073)			(373)
Income tax recovery (expense)	(31)			953
Corporate administrative expenses	1,443			933
Net income (loss)	(2,922)			(6,372)
CORPORATE [Member]
Statement Line Items [Line Items]
Property, plant and equipment	897						953
Capital expenditures	(13)						(48)
Mineral rights	19,713						19,707
Total assets	8,692						10,217
Total liabilities	9,925						10,396
Exploration	(493)			(67)
Other income (expense)	(1,172)			(194)
Finance expense	(680)			(241)
Income tax recovery (expense)	31			(47)
Corporate administrative expenses	(2,342)			(1,163)
Net income (loss)	(4,656)			(1,712)
Mexico [Member]
Statement Line Items [Line Items]
Property, plant and equipment	23,785						24,877
Capital expenditures	(1,461)						(7,620)
Mineral rights	735						804
Total assets	60,440						63,062
Total liabilities	11,877						$ 12,441
Revenues	9,781			5,561
Cost of sales	(7,943)			(6,748)
Exploration	(580)			(306)
Other income (expense)	521			(411)
Finance expense	(45)			(1,850)
Income tax recovery (expense)				(906)
Net income (loss)	$ 1,734			$ (4,660)